Small Capitalization Value Equity Investments
Small Capitalization Value Equity Fund
Investment objective
Above-average capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Shareholder Fees	Small Capitalization Value Equity Investments Small Capitalization Value Equity Investments
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)	2.50%	[1]
[1]	Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Annual Fund Operating Expenses	Small Capitalization Value Equity Investments Small Capitalization Value Equity Investments
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.96%	[1]
[1]	Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund's management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund's total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund's total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:
Expense Example	After 1 year	After 3 years	After 5 years	After 10 years
Small Capitalization Value Equity Investments | Small Capitalization Value Equity Investments | USD ($)	349	1,062	1,798	3,738

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the equity securities of small capitalization (or “cap”) companies or in other investments with similar economic characteristics. The Fund defines small cap companies as companies with market caps not exceeding $3 billion or the highest month-end market cap value of any stock in the Russell 2000® Value Index for the previous 12 months, whichever is greater. The Fund may invest up to 10% of its assets in foreign securities, including emerging markets securities. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund employs a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.

The Fund’s principal risks include:
  Market risk, which is the risk that stock prices decline overall. Markets are volatile and can decline significantly in response to real or perceived adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.
  Equity risk, which is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.
  Investment style risk, which means small cap and/or value stocks could fall out of favor with investors and trail the performance of other types of investments.
  Small cap risk, which refers to the fact that historically, small cap companies tend to be more vulnerable to adverse business and economic events, have been more sensitive to changes in earnings results and forecasts and investor expectations, and experience sharper swings in market values than larger, more established companies. At times, small cap stocks may be less liquid and harder to sell at prices the Sub-advisers believe are appropriate.
  Foreign investment risk, which means risks unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.
  Emerging markets risk, emerging markets countries, which are generally defined as countries that may be represented in a market index such as the MSCI Emerging Markets Index or having per capita income in the low to middle ranges, as determined by the World Bank. In addition to foreign investment and currency risks, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Fund also could experience a loss from settlement and custody practices in some emerging markets.
  Securities lending risk, which includes the potential insolvency of a borrower and losses due to the reinvestment of collateral received on loaned securities in investments that default or do not perform well.
  Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform. This risk is common for all actively managed funds.
  Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.
  Issuer risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
For more information on the risks of investing in the Fund please see the Fund details section of this Prospectus.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Annual total returns (%) as of December 31, 2014 Small Capitalization Value Equity Fund Calendar years ended December 31

Fund’s best and worst calendar quarters Best: 24.90% in 3rd quarter 2009 Worst: (23.94)% in 4th quarter 2008 Year-to-date: (11.29)% (through 3rd quarter 2015)
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns - Small Capitalization Value Equity Investments		1 year	5 years	10 years	Inception Date
Small Capitalization Value Equity Investments	[1]	3.71%	15.28%	9.59%	Nov. 18, 1991
Small Capitalization Value Equity Investments | Return After Taxes on Distributions	[1]	0.77%	13.61%	7.56%	Nov. 18, 1991
Small Capitalization Value Equity Investments | Return After Taxes on Distributions and Sale of Fund Shares	[1]	4.25%	12.31%	7.58%	Nov. 18, 1991
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]	4.22%	14.26%	6.89%	Nov. 18, 1991
Lipper Small-Cap Value Funds Average	[1]	3.05%	14.42%	7.48%	Nov. 18, 1991
[1]	Fund (without advisory program fee)

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s benchmark is the Russell 2000® Value Index. The benchmark represents stocks in the Russell 2000® Index with less-than-average growth orientation. The Russell 2000® Index is composed of the smallest 2,000 U.S. stocks out of the Russell 3000® Index universe. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.

The Fund also compares its performance with the Lipper Small-Cap Value Funds Average, which is composed of funds that, by fund practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Small cap value securities will normally have a below average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the S&P SmallCap 600® Index.